Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of estimated useful life of each asset group

Asset Group	Estimated Useful Lives
Furniture and Fixtures	5 to 7 years
Leasehold Improvements	Lesser of 40 years or the lease term
Machinery and Equipment	5 to 7 years
Office Equipment	5 to 7 years
Vehicles	5 years